SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	$ 1,320,338	$ 966,148
Additions	4,064	490,394
Disposals	(76,901)	(136,204)
Property, plant and equipment, ending balance	1,247,501	1,320,338
Accumulated depreciation Property, plant and equipment, beginning balance	639,537	561,457
Charge for the period	54,661	154,410
Disposals	(47,062)	(76,330)
Accumulated depreciation Property, plant and equipment, ending balance	647,136	639,537
Property, plant and equipment	600,365	680,801
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	133,273	95,662
Additions		58,611
Disposals		(21,000)
Property, plant and equipment, ending balance	133,273	133,273
Accumulated depreciation Property, plant and equipment, beginning balance	58,178	41,998
Charge for the period	10,225	22,762
Disposals		(6,582)
Accumulated depreciation Property, plant and equipment, ending balance	68,403	58,178
Property, plant and equipment	64,870	75,095
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,040,192	834,453
Additions	1,706	320,941
Disposals	(76,901)	(115,204)
Property, plant and equipment, ending balance	964,997	1,040,192
Accumulated depreciation Property, plant and equipment, beginning balance	545,403	502,790
Charge for the period	37,667	112,361
Disposals	(47,062)	(69,748)
Accumulated depreciation Property, plant and equipment, ending balance	536,008	545,403
Property, plant and equipment	428,989	494,789
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	86,530
Additions	2,358	86,530
Disposals
Property, plant and equipment, ending balance	88,888	86,530
Accumulated depreciation Property, plant and equipment, beginning balance	6,790
Charge for the period	4,431	6,790
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	11,221	6,790
Property, plant and equipment	77,667	79,740
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	60,343	36,033
Additions		24,310
Disposals
Property, plant and equipment, ending balance	60,343	60,343
Accumulated depreciation Property, plant and equipment, beginning balance	29,166	16,669
Charge for the period	2,338	12,497
Disposals
Accumulated depreciation Property, plant and equipment, ending balance	31,504	29,166
Property, plant and equipment	$ 28,839	$ 31,177